GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Other intangibles	$ 6,500	$ 7,800
Finite-Lived Core Deposits, Gross	4,500	5,900
Finite-Lived Intangible Assets, Period Increase (Decrease)	0	0
Finite-Lived Intangible Assets, Amortization Expense	$ 1,600	$ 1,900	$ 1,700
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method	accelerated basis
Estimated weighted average life (in years)	4 years 9 months